Consolidated Statements of Convertible Preferred Stock and Stockholders Deficit (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Issuance cost		$ 80	$ 93
Issuance costs, initial public offering	$ 11,500